FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK [Abstract]
Schedule of Off-balance Sheet Risks
Financial instruments, the contract amounts of which represent credit risk, are as follows:

	At December 31,
	2012	2011
	(in thousands)

Commitments to extend credit	$74,571	$67,435
Standby letters of credit	780	710
Loans sold with recourse	50	52
	$75,401	$68,197